Guggenheim Ultra Short Income ETF N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GUGGENHEIM FUNDS TRUST
Entity Central Index Key	0000088525
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Apr. 27, 2026